Derivative Liabilities	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities:

Note 10 – Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative instruments have been measured at fair value at January 31, 2014 and July 31, 2013 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at January 31, 2014 are all currently exercisable with a weighted-average remaining life of 3.2 years.

The revaluation of the warrants at ends of the respective reporting periods resulted in the recognition of a loss of $230,557 within the Company’s consolidated statements of operations for the six months ended January 31, 2014 and a loss of $3,783,290 for the six months ended January 31, 2013, which is included in the consolidated statement of operations under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at January 31, 2014 and July 31, 2013 was $5,259,929 and $5,234,293, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2012 until January 31, 2014:

	Value	No. of Warrants
Balance at August 1, 2012 – Derivative warrant liability	$ 4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$ 5,234,293	220,687,537
Exercise of warrants	(2,039,599)	(70,732,022)
Additional warrants issued in January 2014 financing	942,279	26,666,668
Increase in fair value of derivative warrant liability	1,122,959	n/a
Balance at January 31, 2014 – Derivative warrant liability	$ 5,259,929	176,622,183

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of January 31, 2014 and July 31, 2013. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the January 31, 2014 and July 31, 2013 fair value calculations were as follows:

	January 31, 2014	July 31, 2013
Current exercise price	$0.03	$0.03
Time to expiration	3.2 years	3.5 years
Risk-free interest rate	0.69%	0.49%
Estimated volatility	86%	85%
Dividend	-0-	-0-
Stock price at period end date	$0.03	$0.035

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $126,195 and $1,256,160 at January 31, 2014 and July 31, 2013, respectively.

The key inputs used in the fair value calculation at January 31, 2014 and July 31, 2013 were as follows:

	January 31, 2014	July 31, 2013
Underlying number of units of convertible preferred stock	425	1,225
Underlying number of units of warrants	14,166,667	40,833,335
Current exercise price of warrants	$0.03	$0.03
Current conversion price of preferred stock	$0.03	$0.03
Time to expiration	0.38 years	0.88 years
Risk-free interest rate	0.06%	0.11%
Estimated volatility	67%	114%
Dividend	-0-	-0-
Stock price at period end date	$0.042	$0.035

The partial exercise of the additional investment rights in the quarter ended January 31, 2014, resulted in a transfer from the derivative liability to additional paid in capital of $237,566, which was the estimated fair value of the additional investment rights exercised as of the date of exercise on January 15, 2014. The revaluation of the additional investment rights in the six-month period ended January 31, 2014, resulted in the recognition of a gain of $892,399 within the Company’s consolidated statements of operations, which is included in the total under the caption “Change in fair value of derivative liabilities”.

Note 10 - Derivative Liabilities:

Derivative warrant liability

The Company has warrants outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at July 31, 2013 and 2012 using the binomial lattice model. The Company recognizes all of its warrants with price protection in its consolidated balance sheets as a liability. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s consolidated cash flows.

The derivative warrants outstanding at July 31, 2013 are all currently exercisable with a weighted-average remaining life of 3.46 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of a loss of $3,148,782 within the Company’s consolidated statements of operations for the fiscal year ended July 31, 2013 and a loss of $1,081,440 for the fiscal year ended July 31, 2012, which is included in the consolidated statements of operations under the caption “Change in fair value of derivative liabilities”. The fair value of the warrants at July 31, 2013 and July 31, 2012 was $5,234,293 and $4,081,627, respectively, which is reported on the consolidated balance sheets under the caption “Derivative Warrant Liability”. The following summarizes the changes in the value of the derivative warrant liability from August 1, 2011 until July 31, 2013:

	Value	No. of Warrants
Balance at August 1, 2011 – Derivative warrant liability	$ 8,745,508	80,234,017
Exercise of warrants classified as derivative liability	(7,230,734)	(49,863,260)
Additional warrants issued in February 2012 financing	1,811,746	13,333,333
Additional warrants from price protection features of existing warrants	1,548,813	11,444,440
Decrease in fair value of derivative warrant liability	(793,706)	n/a
Balance at July 31, 2012 – Derivative warrant liability	$ 4,081,627	55,148,530
Additional warrants issued in August 2012 financing	624,797	9,375,000
Additional warrants issued in December 2012 financing	762,355	24,999,999
Additional warrants issued in June 2013 financing	1,189,744	40,833,335
Additional warrants from price protection features of existing warrants	7,484,550	236,219,094
Exercise of warrants	(5,629,130)	(145,888,421)
Decrease in fair value of derivative warrant liability	(3,279,650)	n/a
Balance at July 31, 2013 – Derivative warrant liability	$ 5,234,293	220,687,537

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to calculate the fair value as of July 31, 2013 and July 31, 2012. The binomial lattice model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the July 31, 2013 and July 31, 2012 fair value calculations were as follows:

	July 31, 2013	July 31, 2012

Current exercise price	$0.03	$0.15
Time to expiration	3.5 years	3.9 years
Risk-free interest rate	0.49%	0.45%
Estimated volatility	85%	104%
Dividend	-0-	-0-
Stock price at period end date	$0.035	$0.093

Fair Value Assumptions Used in Accounting for Derivative Additional Investment Rights Liability

The Company has determined the derivative additional investment rights liability to be a Level 2 fair value measurement and has used the binominal lattice pricing model to measure the fair value. The fair value of the derivative liability associated with the additional investment rights was determined to be $1,256,160 at July 31, 2013. There were no additional investment rights at July 31, 2012. The key inputs used in the fair value calculation at July 31, 2013 were as follows:

July 31, 2013

Underlying number of units of convertible preferred stock	1,225
Underlying number of warrants	40,833,335
Current exercise price of warrants	$0.03
Current conversion price of preferred stock	$0.03
Time to expiration	0.88 years
Risk-free interest rate	0.11%
Estimated volatility	114%
Dividend	-0-
Stock price	$0.035

The revaluation of the additional investment rights in the fiscal year ended July 31, 2013, resulted in the recognition of a gain of $8,523 within the Company’s consolidated statements of operations, which is included in the total under the caption “Change in fair value of derivative liabilities”.